Cash and cash equivalents (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents [abstract]
Short-term bank deposits	R$ 415,388	R$ 470,073
Short-term investment	1,224,678	933,882
Cash and cash equivalents	R$ 1,640,065	R$ 1,403,955	R$ 2,763,050	R$ 66,767